Expense Example - Manzil Russell Halal USA Broad Market ETF - Manzil Russell Halal USA Broad Market ETF Class	Nov. 12, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 41
Expense Example, with Redemption, 3 Years	$ 128